UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976

Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

   /s/ Michael E. Leonetti             Buffalo Grove, IL         08/01/01
   -----------------------             -----------------         --------
        [Signature]                      [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      55
                                                ---------------
Form 13F Information Table Value Total:        $        257,884
                                                ---------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                        30-Jun-01

                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
ALCOA Inc                   COM           013817101     8,964   227,500     SH          Sole             23,300            204,200
AMR Corp                    COM           001765106     3,429    94,900     SH          Sole              4,000             90,900
AOL Time Warner             COM           00184A105    12,425   234,440     SH          Sole             22,000            212,440
American Home Products      COM           026609107    12,857   218,850     SH          Sole             29,800            189,050
American Standard           COM           029712106       541     9,000     SH          Sole              9,000
Avaya Inc                   COM           053499109     3,448   251,645     SH          Sole              5,662            245,983
Bank of New York Inc        COM           064057102     4,097    85,350     SH          Sole             14,000             71,350
Boeing Co                   COM           097023105     8,151   146,600     SH          Sole             10,000            136,600
Boston Scientific Corp Com  COM           101137107     2,147   126,300     SH          Sole             26,000            100,300
Burlington Northern Santa FeCOM           12189T104     3,427   113,100     SH          Sole             10,000            103,100
Cabletron Systems Inc       COM           126920107       457    20,000     SH          Sole             20,000
Carnival Corp               COM           143658102     1,599    52,100     SH          Sole                                52,100
Charter One Financial Inc   COM           160903100     3,793   118,900     SH          Sole             18,000            100,900
Cisco Systems Inc           COM           17275R102     2,340   128,586     SH          Sole              4,000            124,586
Citigroup Inc               COM           172967101    21,939   415,195     SH          Sole             26,999            388,196
Colgate Palmolive Co        COM           194162103     1,905    32,300     SH          Sole                                32,300
Comcast Corp                COM           200300200     9,092   209,500     SH          Sole             18,000            191,500
Conagra Foods Inc           COM           205887102     3,590   181,200     SH          Sole             18,500            162,700
D R Horton Inc              COM           23331A109     1,214    53,500     SH          Sole              5,000             48,500
Dow Chemical Co             COM           260543103     5,124   154,100     SH          Sole             10,000            144,100
E M C Corp                  COM           268648102     2,631    89,934     SH          Sole                                89,934
Earthlink Inc               COM           270321102     1,344    95,300     SH          Sole             18,000             77,300
Eastman Kodak Co            COM           277461109    11,306   242,200     SH          Sole             21,000            221,200
General Electric Co         COM           369604103    18,587   381,280     SH          Sole             25,500            355,780
Georgia Pacific Corp        COM           373298108     5,663   167,300     SH          Sole             10,000            157,300
Goodrich B F Co             COM           382388106       608    16,000     SH          Sole             16,000
IBM Corp                    COM           459200101     4,882    43,200     SH          Sole              7,000             36,200
ITT Industries Inc          COM           450911102       841    19,000     SH          Sole             19,000
International Paper Co      COM           460146103       357    10,000     SH          Sole             10,000
Kroger Co                   COM           501044101     4,905   196,200     SH          Sole             28,000            168,200
Lear Corp                   COM           521865105       349    10,000     SH          Sole             10,000
MBNA Corp                   COM           55262L100     2,343    71,000     SH          Sole                                71,000
Marriott Intl Inc New Cl A  COM           571903202     4,445    93,900     SH          Sole             14,000             79,900
New York Times Co Cl A      COM           650111107       798    19,000     SH          Sole             19,000
Northern Trust Corp         COM           665859104       625    10,000     SH          Sole             10,000
PPG Industries Inc          COM           693506107     1,204    22,900     SH          Sole              3,000             19,900
Procter & Gamble Co         COM           742718109     7,257   113,750     SH          Sole                               113,750
Quintiles Transnational     COM           748767100     1,422    56,300     SH          Sole                                56,300
SPX Corp                    COM           784635104     3,242    25,900     SH          Sole              5,000             20,900
Sara Lee Corp               COM           803111103     3,383   178,600     SH          Sole             15,000            163,600
Sears Roebuck & Co          COM           812387108       677    16,000     SH          Sole             16,000
Starwood Hotels & Resort    COM           85590A203     1,439    38,600     SH          Sole                                38,600
Suiza Foods Corp            COM           865077101     4,737    89,200     SH          Sole              2,500             86,700
Sunrise Assist Living       COM           86768K106     2,489    94,800     SH          Sole             23,000             71,800
Sysco Corp                  COM           871829107     2,634    97,000     SH          Sole             10,000             87,000
Tribune Co                  COM           896047107     8,330   208,200     SH          Sole             26,000            182,200
Union Pacific Corp          COM           907818108     6,765   123,200     SH          Sole              4,000            119,200
United Parcel Service Cl B  COM           911312106     5,266    91,100     SH          Sole              2,300             88,800
Verizon Communications      COM           92343V104    14,006   261,800     SH          Sole             24,000            237,800
Viacom Inc Cl B             COM           925524308     5,381   103,987     SH          Sole                               103,987
Vivendi Universal ADR       COM           92851S204     3,480    60,000     SH          Sole                                60,000
Wal-Mart                    COM           931142103     5,583   114,409     SH          Sole             10,000            104,409
Walgreen Co                 COM           931422109     2,427    70,428     SH          Sole                                70,428
Wells Fargo & Co            COM           949746101     5,544   119,410     SH          Sole                               119,410
York International Corp     COM           986670107     2,395    68,400     SH          Sole                                68,400
REPORT SUMMARY               55                       257,884